Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	3 Months Ended
Dec. 31, 2020
Computer Equipment and Software [Member]
Useful lives intangible asset	5 years
Business Equipment and Fixtures [Member]
Useful lives intangible asset	7 years
Property and Buildings [Member]
Useful lives intangible asset	39 years